FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05296

                        The High Yield Income Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                    Date of fiscal year-end: August 31, 2007

                     Date of reporting period: June 30, 2007





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05296
Reporting Period: 07/01/2006 - 06/30/2007
The High Yield Income Fund, Inc.









================ THE HIGH YIELD INCOME FUND - SUB-ADVISER: PIM =================


IMPSAT FIBER

Ticker:       IMPT           Security ID:  45321T202
Meeting Date: JAN 17, 2007   Meeting Type: SPECIAL
Record Date:  DEC 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPTION OF THE AGREEMENT AND PLAN OF     FOR       FOR        Management
      MERGER, DATED AS OF OCTOBER 25, 2006, BY
      AND AMONG IMPSAT FIBER NETWORKS, INC.,
      GLOBAL CROSSING LIMITED AND GC CRYSTAL
      ACQUISITION, INC.


--------------------------------------------------------------------------------

PREMIUM STANDARD FARMS INC.

Ticker:       PSF            Security ID:  74060C105
Meeting Date: SEP 14, 2006   Meeting Type: GENERAL
Record Date:  JUL 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFY THE SELECTION OF DELOITTE & TOUCHE FOR       FOR        Management
      LLP AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE COMPANY.


--------------------------------------------------------------------------------

PREMIUM STANDARD FARMS INC.

Ticker:       PSF            Security ID:  74060C105
Meeting Date: FEB 23, 2007   Meeting Type: SPECIAL
Record Date:  JAN 19, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPT THE AGREEMENT AND PLAN OF MERGER,   FOR       FOR        Management
      DATED AS OF SEPTEMBER 17, 2006, AMONG
      SMITHFIELD FOODS, INC., KC2 MERGER SUB,
      INC. AND PREMIUM STANDARD FARMS, INC., AS
      IT MAY BE AMENDED FROM TIME TO TIME.
2     IN THEIR DISCRETION, THE NAMED PROXIES    FOR       FOR        Management
      ARE AUTHORIZED TO VOTE ON ANY PROCEDURAL
      MATTERS INCIDENT TO THE CONDUCT OF THE
      SPECIAL MEETING, SUCH AS ADJOURNMENT OF
      THE SPECIAL MEETING, INCLUDING ANY
      ADJOURNMENT FOR THE PURPOSE OF SOLICITING
      ADDITIONAL PROXIES

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




The High Yield Income Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

(q) Power of Attorney dated March 8, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 15 to the Registration Statement on Form N1-A for the Dryden Global Total Return Fund (File No. 33-63943) filed via EDGAR on March 30, 2007.


Date: August 13, 2007